Contingent liabilities and litigations	12 Months Ended
Mar. 31, 2021
Disclosure Of Contingent Liabilities And Litigations [Abstract]
Contingent liabilities and litigations	Provision for other liabilities and charges

(EUR thousand)	As of March 31
Legal claims	2021	2020	2019
Opening balance as of April 1	2,235	1,746	1,485
Additional provisions	1,337	537	278
Amounts utilized during the year	—	—	(17)
Not utilized amounts which have been reversed during the year	(1,360)	(50)	—
Translation differences for the financial year	(10)	2	—
Closing balance as of March 31	2,202	2,235	1,746
Non-current	2,202	2,235	1,746
Current	—	—	—
Total Provisions	2,202	2,235	1,746
The amounts represent provisions for legal claims brought against the Group. The provision charge is recognized in profit and loss within "Operating expenses” as “Other operating expenses" and in “Net finance costs”.
Contingent liabilities and litigations
Litigations
The Group has not been involved in any legal or arbitration proceedings which may have, or have had, a significant effect on the Group's financial position during the last 12 months preceding the date of this document. For more information see Note 30.
No contingent liabilities were identified by the Group.